Document and Entity Information	Feb. 23, 2022
Document Document And Entity Information [Abstract]
Entity Registrant Name	NuVasive, Inc.
Amendment Flag	false
Entity Central Index Key	0001142596
Document Type	8-K
Document Period End Date	Feb. 23, 2022
Entity Incorporation State Country Code	DE
Entity File Number	000-50744
Entity Tax Identification Number	33-0768598
Entity Address, Address Line One	12101 Airport Way
Entity Address, City or Town	Broomfield
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80021
City Area Code	800
Local Phone Number	455-1476
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	NUVA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false